Personnel expenses and carried interest allocation - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description Of Cost Of Services Rendered [Line Items]
Wages and salaries	$ (47,872)	$ (37,945)	$ (33,991)
Rewards And Bonuses	(35,466)	(24,256)	(20,940)
Social security contributions	(7,711)	(5,236)	(4,746)
Officers Fund	0	(324)	(1,657)
Strategic Bonus	830	1,141	1,107
Restructuring Expense, Personnel	(3,820)	(2,247)	(530)
Expense from share-based payment transactions	(7,454)	(1,465)	(731)
Other short-term employee benefits	(8,528)	(6,164)	(6,077)
Employee benefits expense	(111,681)	(78,778)	(69,779)
Carried interest allocation	$ (20,908)	(25,257)	$ (10,171)
Carried Interest Allocation [Member] | PBPE Fund III (Ontario) L.P
Description Of Cost Of Services Rendered [Line Items]
Percentage of performance fee receivable from related party	35.00%
Payables to related parties	$ 37,300	32,000
Current payables to related parties	31,900	9,400
Non-current payables to related parties	$ 5,400	$ 22,600